Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2020
Derivative [Line Items]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
5. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

We use derivatives principally to manage the interest rate risk associated with refinancing our long-term debt. The derivatives that we use to economically hedge these risks are governed by our risk management policies for forward and futures contracts. Our net positions are continually assessed within our structured hedging programs to determine whether new or offsetting transactions are required. We monitor and value derivative positions monthly as part of our risk management processes. We use published sources for pricing, when possible, to mark positions to market. All of our derivative instruments are used for risk management purposes and are designated as cash flow hedges if they qualify under ASC 815 for accounting purposes.
At December 31, 2020, IPL's outstanding derivative instruments were as follows:

Commodity	Accounting Treatment (a)	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/(Sales) (in thousands)
Interest rate hedges	Designated	USD	$400,000	$—	$400,000
FTRs	Not Designated	MWh	3,168	—	3,168
(a)    Refers to whether the derivative instruments have been designated as a cash flow hedge.

Cash Flow Hedges

As part of our risk management processes, we identify the relationships between hedging instruments and hedged items, as well as the risk management objective and strategy for undertaking various hedge transactions. The fair values of cash flow hedges determined by current public market prices will continue to fluctuate with changes in market prices up to contract expiration. With the adoption of ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted improvements to Accounting for Hedging Activities effective January 1, 2019, we are no longer required to calculate effectiveness and thus the entire change in the fair value of a hedging instrument is now recorded in other comprehensive income and amounts deferred are reclassified to earnings in the same income statement line as the hedged item in the period in which it settles.

In March 2019, we entered into three forward interest rate swaps to hedge the interest risk associated with refinancing the IPALCO 2020 maturities. The three interest rate swaps had a combined notional amount of $400.0 million. In April 2020, we de-designated the swaps as cash flow hedges and froze the AOCL of $72.3 million at the date of de-designation. The interest rate swaps were then amended and re-designated as cash flow hedges to hedge the interest rate risk associated with refinancing the 2024 IPALCO Notes. The amended interest rate swaps have a combined notional amount of $400.0 million and will be settled when the 2024 IPALCO Notes are refinanced. The $72.3 million of AOCL associated with the interest rate swaps through the date of the amendment will be amortized out of AOCL into interest expense over the remaining life of the 2030 IPALCO Notes, while any changes in fair value associated with the amended interest rate swaps will be recognized in AOCL going forward.

The following tables provide information on gains or losses recognized in AOCL for the cash flow hedges for the periods indicated:

	Interest Rate Hedges for the Year Ended December 31,
$ in thousands (net of tax)	2020	2019	2018
Beginning accumulated derivative gain / (loss) in AOCL	$(19,750)	$—	$—

Net losses associated with current period hedging transactions	(27,779)	(19,750)	—
Net losses reclassified to interest expense, net of tax	4,109	—	—
Ending accumulated derivative loss in AOCL	$(43,420)	$(19,750)	$—

Loss expected to be reclassified to earnings in the next twelve months	$(5,375)
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)	45

Derivatives Not Designated as Hedge

FTRs do not qualify for hedge accounting or the normal purchases and sales exceptions under ASC 815. Accordingly, such contracts are recorded at fair value when acquired and subsequently amortized over the annual period as they are used. FTRs are initially recorded at fair value using the income approach.

Certain qualifying derivative instruments have been designated as normal purchases or normal sales contracts, as provided under GAAP. Derivative contracts that have been designated as normal purchases or normal sales under GAAP are not subject to hedge or mark to market accounting and are recognized in the consolidated statements of operations on an accrual basis.

When applicable, IPALCO has elected not to offset derivative assets and liabilities and not to offset net derivative positions against the right to reclaim cash collateral pledged (an asset) or the obligation to return cash collateral received (a liability) under derivative agreements. As of December 31, 2020, IPALCO had $6.1 million of collateral in a broker margin account which offsets our loss positions on the interest rate hedges.

The following table summarizes the fair value, balance sheet classification and hedging designation of IPALCO's derivative instruments:

			December 31,
Commodity	Hedging Designation	Balance sheet classification	2020	2019
Financial transmission rights	Not a Cash Flow Hedge	Prepayments and other current assets	$543	$864
Interest rate hedges	Cash Flow Hedge	Derivative liabilities, current	$—	$26,560
Interest rate hedges	Cash Flow Hedge	Derivative liabilities, non-current	$63,215	$—

Subsidiaries [Member]
Derivative [Line Items]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
5. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

We use derivatives principally to manage the interest rate risk associated with refinancing our long-term debt. The derivatives that we use to economically hedge these risks are governed by our risk management policies for forward and futures contracts. Our net positions are continually assessed within our structured hedging programs to determine whether new or offsetting transactions are required. We monitor and value derivative positions monthly as part of our risk management processes. We use published sources for pricing, when possible, to mark positions to market. All of our derivative instruments are used for risk management purposes and are designated as cash flow hedges if they qualify under ASC 815 for accounting purposes.
At December 31, 2020, IPL's outstanding derivative instruments were as follows:

Commodity	Accounting Treatment (a)	Unit	Purchases (in thousands)	Sales (in thousands)	Net Purchases/(Sales) (in thousands)
FTRs	Not Designated	MWh	3,168	—	3,168
(a)    Refers to whether the derivative instruments have been designated as a cash flow hedge.

Derivatives Not Designated as Hedge

FTRs do not qualify for hedge accounting or the normal purchases and sales exceptions under ASC 815. Accordingly, such contracts are recorded at fair value when acquired and subsequently amortized over the annual period as they are used. FTRs are initially recorded at fair value using the income approach.

Certain qualifying derivative instruments have been designated as normal purchases or normal sales contracts, as provided under GAAP. Derivative contracts that have been designated as normal purchases or normal sales under GAAP are not subject to hedge or mark to market accounting and are recognized in the consolidated statements of operations on an accrual basis.

When applicable, IPL has elected not to offset derivative assets and liabilities and not to offset net derivative positions against the right to reclaim cash collateral pledged (an asset) or the obligation to return cash collateral received (a liability) under derivative agreements. As of December 31, 2020, IPL did not have any offsetting positions.

The following table summarizes the fair value, balance sheet classification and hedging designation of IPL's derivative instruments:

			December 31,
Commodity	Hedging Designation	Balance sheet classification	2020	2019
Financial transmission rights	Not a Cash Flow Hedge	Prepayments and other current assets	$543	$864